Other Long-Term Assets	12 Months Ended
Dec. 31, 2021
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Other Long-Term Assets
25.	Other Long-Term Assets
The composition of other long-term assets is shown below:

		December 31	December 31

(in thousands)	Note	2021	2020

Intangible assets		$2,652	$3,036

Debt issue costs - Revolving Facility	17.1	5,620	5,202

Other		6,939	5,004

Total other long-term assets		$15,211	$13,242